Bruce Fund, Inc.
Schedule of Investments
September 30, 2025 - (Unaudited)
COMMON STOCKS — 83.5% Shares Fair Value
Communications — 4.0%
AT&T, Inc. 450,000 $ 12,708,000
Sirius XM Holdings, Inc. 55,784 1,298,373
14,006,373
Consumer Staples — 4.6%
Archer-Daniels-Midland Co. 100,000 5,974,000
Bunge Global SA 80,000 6,500,000
Darling Ingredients, Inc.
(a)
120,000 3,704,400
16,178,400
Energy — 0.4%
Venture Global, Inc. 100,000 1,419,000
Financials — 12.9%
AerCap Holdings N.V. (Ireland) 180,000 21,780,000
Allstate Corp. (The) 110,000 23,611,500
45,391,500
Health Care — 22.4%
908 Devices, Inc.
(a)
68,286 598,185
Abbott Laboratories 130,000 17,412,200
AbbVie, Inc. 100,000 23,153,999
Bausch Health Cos., Inc. (Canada)
(a)
70,000 451,500
Caribou Biosciences, Inc.
(a)
250,000 582,500
EDAP TMS SA - ADR (France)
(a)
414,794 958,174
Eli Lilly & Co. 2,000 1,526,000
Fate Therapeutics, Inc.
(a)
729,188 918,777
Kodiak Sciences, Inc.
(a)
279,308 4,572,272
MannKind Corp.
(a)
195,073 1,047,542
Merck & Co., Inc. 180,000 15,107,400
Personalis, Inc.
(a)
253,000 1,649,560
Pfizer, Inc. 250,000 6,370,000
Supernus Pharmaceuticals, Inc.
(a)
82,105 3,923,798
Viatris, Inc. 55,835 552,767
78,824,674
Industrials — 10.4%
Insteel Industries, Inc. 343,423 13,166,838
U-Haul Holding Co.
(a)
68,000 3,880,760
U-Haul Holding Co., Class B 385,000 19,596,500
36,644,098
Materials — 4.6%
Ashland, Inc. 15,000 718,650
Chemours Co. (The) 250,000 3,960,000
LyondellBasell Industries N.V., Class A 60,000 2,942,400
Newmont Corp. 100,000 8,431,000
16,052,050
Technology — 3.4%
Apple, Inc. 30,000 7,638,900
Vicor Corp.
(a)
90,000 4,474,800
12,113,700

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 83.5% - continued Shares Fair Value
Utilities — 20.7%
Avista Corp. 200,000 $ 7,562,000
CMS Energy Corp. 150,000 10,989,000
Duke Energy Corp. 150,000 18,562,500
NextEra Energy, Inc. 270,000 20,382,300
Xcel Energy, Inc. 190,000 15,323,500
72,819,300
Total Common Stocks (Cost $150,792,439) 293,449,095
U.S. GOVERNMENT BONDS — 4.1%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 13,118,483
U.S. Treasury "Strips", 0.00% , 5/15/2053 5,000,000 1,331,835
Total U.S. Government Bonds (Cost $13,793,419) 14,450,318
CONVERTIBLE CORPORATE BONDS — 0.0%
(f)
Health Care — 0.0%
(f)
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b) (c) (d)
3,292,574 16,463
Acorda Therapeutics, Inc., 6.00%, 12/1/2024
(b) (c) (d)
5,000,000 100,000
Total Convertible Corporate Bonds (Cost $4,898,608) 116,463
MONEY MARKET FUNDS - 12.5% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 4.05%
(e)
43,860,199 43,860,199
Total Money Market Funds (Cost $43,860,199) 43,860,199
Total Investments — 100.1% (Cost $213,344,665) 351,876,075
Liabilities in Excess of Other Assets — (0.1)% (325,975)
NET ASSETS — 100.0% $ 351,550,100
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of September 30, 2025 was $116,463, representing 0.03% of net assets.
(c) In default.
(d) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(e) Rate disclosed is the seven day effective yield as of September 30, 2025.
(f) Less than (0.05%)
ADR - American Depositary Receipt